Capital disclosures and net debt - Disclosure of net debt including leases (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Net debt	$ 45,442		$ 43,477
Lease liabilities	9,722	$ 9,900	667
Net partner (receivable) payable for joint operation leases	(158)		0
Net debt including leases	$ 55,006		$ 44,144